VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Consumer Discretionary—1.6%
Genuine Parts Co.	245,000	$ 35,373
Consumer Staples—6.3%
Kenvue, Inc.	2,200,000	44,176
Keurig Dr Pepper, Inc.	1,000,000	31,570
Kroger Co. (The)	485,000	21,704
Target Corp.	345,000	38,146
		135,596

Energy—5.8%
Chesapeake Energy Corp.	700,000	60,361
Hess Corp.	420,000	64,260
		124,621

Financials—21.6%
Allstate Corp. (The)	575,000	64,061
Capital One Financial Corp.	365,000	35,423
Fidelity National Financial, Inc.	575,000	23,748
First Citizens BancShares, Inc. Class A	41,000	56,584
Global Payments, Inc.	360,000	41,540
Hartford Financial Services Group, Inc. (The)	600,000	42,546
Jefferies Financial Group, Inc.	1,015,000	37,179
KKR & Co., Inc.	750,000	46,200
Raymond James Financial, Inc.	325,000	32,640
U.S. Bancorp	900,000	29,754
Willis Towers Watson plc	260,000	54,330
		464,005

Health Care—7.5%
Humana, Inc.	135,000	65,680
Revvity, Inc.	515,000	57,010
Zimmer Biomet Holdings, Inc.	340,000	38,155
		160,845

	Shares	Value

Industrials—20.1%
Dover Corp.	245,000	$ 34,180
Equifax, Inc.	300,000	54,954
Fortive Corp.	400,000	29,664
General Dynamics Corp.	200,000	44,194
Howmet Aerospace, Inc.	725,000	33,531
IDEX Corp.	160,000	33,283
Knight-Swift Transportation Holdings, Inc. Class A	730,000	36,610
L3Harris Technologies, Inc.	300,000	52,236
Parker-Hannifin Corp.	70,000	27,266
Regal Rexnord Corp.	185,000	26,433
United Rentals, Inc.	65,000	28,897
Xylem, Inc.	315,000	28,675
		429,923

Information Technology—6.7%
Dell Technologies, Inc. Class C	540,000	37,206
Marvell Technology, Inc.	725,000	39,244
Power Integrations, Inc.	350,000	26,709
Skyworks Solutions, Inc.	400,000	39,436
		142,595

Materials—8.7%
Ashland, Inc.	390,000	31,855
Avery Dennison Corp.	225,000	41,101
Freeport-McMoRan, Inc.	815,000	30,392
Louisiana-Pacific Corp.	415,000	22,937
Martin Marietta Materials, Inc.	40,000	16,419
PPG Industries, Inc.	335,000	43,483
		186,187

Real Estate—7.7%
American Homes 4 Rent Class A	1,200,000	40,428
Americold Realty Trust, Inc.	1,300,000	39,533
Extra Space Storage, Inc.	430,000	52,279
Realty Income Corp.	650,000	32,461
		164,701

	Shares	Value

Utilities—12.6%
Ameren Corp.	600,000	$ 44,898
CenterPoint Energy, Inc.	1,625,000	43,631
CMS Energy Corp.	850,000	45,144
Exelon Corp.	1,150,000	43,459
PPL Corp.	1,900,000	44,764
Xcel Energy, Inc.	825,000	47,206
		269,102

Total Common Stocks (Identified Cost $2,149,084)		2,112,948

Total Long-Term Investments—98.6% (Identified Cost $2,149,084)		2,112,948

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(1)	22,952	23
Total Short-Term Investment (Identified Cost $23)		23

TOTAL INVESTMENTS—98.6% (Identified Cost $2,149,107)		$2,112,971
Other assets and liabilities, net—1.4%		30,455
NET ASSETS—100.0%		$2,143,426

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,112,948	$2,112,948
Money Market Mutual Fund	23	23
Total Investments	$2,112,971	$2,112,971
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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